FINANCIAL INSTRUMENTS - Liquidity Risk (Details) - CAD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities	$ 9
Derivative financial liabilities, Expected Cash Flows	9
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Trade payables and other	1,013	$ 803	[1]
Loans and borrowings	10,152	7,537
Dividends payable	110	$ 97	[1]
Lease liabilities	819
Trade payables and accrued liabilities, Expected Cash Flows	1,013
Loans and borrowings, Expected Cash Flows	14,565
Dividends payable, Expected Cash Flows	110
Finance leases, Expected Cash Flows	1,152
Less than 1 Year
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities, Expected Cash Flows	9
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Trade payables and accrued liabilities, Expected Cash Flows	1,013
Loans and borrowings, Expected Cash Flows	477
Dividends payable, Expected Cash Flows	110
Finance leases, Expected Cash Flows	130
1 - 3 Years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities, Expected Cash Flows	0
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Trade payables and accrued liabilities, Expected Cash Flows	0
Loans and borrowings, Expected Cash Flows	2,379
Dividends payable, Expected Cash Flows	0
Finance leases, Expected Cash Flows	237
3 - 5 Years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities, Expected Cash Flows	0
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Trade payables and accrued liabilities, Expected Cash Flows	0
Loans and borrowings, Expected Cash Flows	3,337
Dividends payable, Expected Cash Flows	0
Finance leases, Expected Cash Flows	179
More than 5 years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities, Expected Cash Flows	0
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Trade payables and accrued liabilities, Expected Cash Flows	0
Loans and borrowings, Expected Cash Flows	8,372
Dividends payable, Expected Cash Flows	0
Finance leases, Expected Cash Flows	$ 606

[1]	Pembina has applied IFRS 16 Leases at January 1, 2019 using the modified retrospective approach and has not restated comparative information. See Note 3.